October 6, 2009

Securities and Exchange Commission
Washington, D.C.  20549

Gentlemen:

  Enclosed please find the Form 8-K.

  If you have any questions regarding this filing, please contact me at (315) 438-4758.

Sincerely,

Richard Jones
Chief Financial Officer